Offerings	Feb. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.000% Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 522,750,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 80,033.03
Offering Note
(1)
Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, based upon a euro/U.S. dollar exchange rate of €1=$1.0455, as of February 21, 2025, as published by the Board of Governors of the Federal Reserve System, and relates to the Registration Statement on Form S-3 (No. 333-275526), originally filed with the Commission on November 13, 2023. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Notes due 2037
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 522,750,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 80,033.03
Offering Note
(1)
Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, based upon a euro/U.S. dollar exchange rate of €1=$1.0455, as of February 21, 2025, as published by the Board of Governors of the Federal Reserve System, and relates to the Registration Statement on Form S-3 (No. 333-275526), originally filed with the Commission on November 13, 2023. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.